Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Without Sales Load [Member] | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class (without sales charge)
Average Annual Return, Percent	31.21%	17.15%		11.46%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	31.66%	17.65%	14.64%
Without Sales Load [Member] | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class (without sales charge)
Average Annual Return, Percent	25.73%	23.24%		14.24%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	26.42%	23.99%	17.39%
Without Sales Load [Member] | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class (without sales charge)
Average Annual Return, Percent	11.99%	12.79%		11.82%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	12.64%	13.44%	13.64%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%		12.15%
Russell Midcap Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return
Average Annual Return, Percent	15.05%	9.93%		10.51%
S&P MidCap 400 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Total Return Index
Average Annual Return, Percent	13.57%	10.27%		9.14%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%	13.82%
Russell Midcap Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return
Average Annual Return, Percent	15.05%	9.93%	12.48%
S&P MidCap 400 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Total Return Index
Average Annual Return, Percent	13.57%	10.27%	9.60%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%		12.15%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Average Annual Return, Percent	9.14%	6.17%		7.39%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%	13.82%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%	6.17%	8.14%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%		12.15%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Average Annual Return, Percent	9.14%	6.17%		7.39%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%	13.82%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Average Annual Return, Percent	9.14%	6.17%	8.14%